Cover Page Cover Page	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	UNITED RENTALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14387
Entity Tax Identification Number	06-1522496
Entity Address, Address Line One	100 First Stamford Place, Suite 700
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	622-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value, of United Rentals, Inc.
Trading Symbol	URI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001067701
Amendment Flag	false